UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   2600 Michelson Drive, Suite 1700
           --------------------------------------------------
           Irvine, California  92612
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:    028-10054
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             05/14/03
     ------------------------     ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:       $169,508
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP


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
                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------------------
AT&T WIRELESS
SVCS INC                  COM       00209A106         4,210     633999  SH                   1             633999

AMERICAN TOWER CORP NEW   CL A      029912201         5,545    1190000  SH                   1             1190000

COMCAST CORP NEW          CL A      20030N101         5,829     219000  SH                   1             215900

DELL COMPUTER CORP        COM       247025109         2,278      83850  SH                   1             83850

EBAY INC                  COM       278642103         1,525      17000  SH                   1             17000

ECHOSTAR COMMUNICATIIONS
NEW                       CL A      278762109         4,743     210440  SH                   1             210440

EMULEX CORP               COM NEW   292475209         7,360     354000  SH                   1             354000

EXTREME NETWORKS INC      COM       30226D106         1,058     250000  SH                   1             250000

FOUNDRY NETWORKS INC      COM       35063R100         1,073     128000  SH                   1             128000

HOTELS.COM                COM       44147T108         3,341      77000  SH                   1             77000

INTERWOVEN INC            COM       46114T102         1,304     400000  SH                   1             400000

L-3 COMMUNICATIONS
HOLDINGS INC              COM       502424104         4,874     107000  SH                   1             107000

LAMAR ADVERTISING CO      CL A      512815101         6,864     226000  SH                   1             226000

LEGATO SYS INC            COM       524651106         1,049     184000  SH                   1             184000

LENDINGTREE INC           COM       52602Q105           671      47000  SH                   1             47000

MARVELL TECHNOLOGY
GROUP LTD                 ORD       G5876H105         4,633     248000  SH                   1             248000

MCDATA CORP               CL A      580031201         4,522     503000  SH                   1             503000

MERCURY INTERACTIVE CORP  COM       589405109         1,218      40000  SH                   1             40000

MICROCHIP TECHNOLOGY INC  COM       595017104         5,930     257600  SH                   1             257600

MICROSOFT CORP            COM       594918104        20,519     843000  SH                   1             843000

NETWORKS ASSOCS INC       COM       640938106        15,815    1070000  SH                   1             1070000

OVERTURE SVCS INC         COM       69039R100         5,659     209500  SH                   1             209500

QLOGIC CORP               COM       747277101         1,895      53800  SH                   1             53800

QUALCOMM INC              COM       747525103         2,527      69000  SH                   1             69000

RF MICRODEVICES INC       COM       749941100         6,371     926000  SH                   1             926000

SCRIPPS E W CO OHIO       CL A      811054204         8,198     111200  SH                   1             111200

SEAGATE TECHNOLOGY        SHS       G7945J104         4,005     422000  SH                   1             422000

SKYWORKS SOLUTIONS INC    COM       83088M102         3,887     549000  SH                   1             549000

SPRINT CORP          COM FON GROUP  852061100         5,750     469000  SH                   1             469000

SYMANTEC CORP             COM       871503108         6,194     178400  SH                   1             178400

USA INTERACTIVE           COM       902984103        11,084    493,300  SH                   1             493300

VALASSIS COMMUNICATIONS
INC                       COM       918866104         3,941     140000  SH                   1             140000

WEBSENSE INC              COM       947684106           955      41000  SH                   1             41000

YAHOO INC                 COM       984332106         4,681     246000  SH                   1             246000
